Expense Example, No Redemption - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Canada Fund - Class A
Expense Example, No Redemption:
1 Year	$ 703
3 Years	972
5 Years	1,262
10 Years	2,084
Fidelity Advisor Canada Fund - Class C
Expense Example, No Redemption:
1 Year	211
3 Years	652
5 Years	1,119
10 Years	2,219
Fidelity Advisor Canada Fund - Class M
Expense Example, No Redemption:
1 Year	505
3 Years	831
5 Years	1,180
10 Years	2,163
Fidelity Advisor Canada Fund - Class I
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259
Fidelity Advisor Canada Fund - Class Z
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	$ 1,131